FAIR VALUE MEASUREMENT (Details 1) (Contingent Consideration Liability [Member], Bond [Member], USD $)			12 Months Ended
	Jun. 30, 2013	Apr. 01, 2013	Jun. 30, 2013 Other Expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition as at acquisition date of April 1, 2013	$ 22,691,010	$ 21,836,461
Change in fair-value (included within other expenses, net)			854,549
Balance as at June 30, 2013	$ 22,691,010	$ 21,836,461